Credit Facilitates - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Interest Expense, Debt	$ 110,136	$ 209,734	$ 138,489